Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	September 30,	Active Markets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$9,167,017	$9,076,719	$-	$-
	$9,167,017	$9,076,719	$-	$-
Liabilities:
Warrant Liability- public	$309,780	$309,780	$-	$-
Warrant Liability- private	186,530	-	-	186,530
Total Warrant Liability	$496,310	$309,780	$-	$186,530

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$19,429,439	$19,429,439	$-	$-
	$19,429,439	$19,429,439	$-	$-
Liabilities:
Warrant Liability- public	$413,040	$413,040	$-	$-
Warrant Liability- private	248,707	-	-	248,707
Total Warrant Liability	$661,747	$413,040	$-	$248,707

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$19,429,439	$19,429,439	$—	$—
	$19,429,439	$19,429,439	$—	$—
Liabilities:
Warrant Liability- public	$413,040	$413,040	$—	$—
Warrant Liability- private	$248,707	$—	$—	$248,707
Total Warrant Liability	$661,747	$413,040	$—	$248,707

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$104,295,948	$104,295,948	$—	$—
	$104,295,948	$104,295,948	$—	$—
Liabilities:
Warrant Liability- public	$4,749,960	$4,749,960	$—	$—
Warrant Liability- private	2,348,406	—	—	2,348,406
Total Warrant Liability	$7,098,366	$4,749,960	$—	$2,348,406

Schedule of change in the fair value of the warrant liabilities

The Company’s Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the public Warrant liability is classified within Level 1 of the fair value hierarchy, as the public warrants are actively traded. The fair value of the private Warrant liability is classified within Level 3 of the fair value hierarchy.

		Private
	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at December 31, 2022	$413,040	$248,707	$661,747
Change in Fair Value	206,520	124,353	330,873
Warrant liabilities at March 31, 2023	619,560	373,060	992,620
Change in Fair Value	(206,520)	(124,353)	(330,873)
Warrant liabilities at June 30, 2023	$413,040	$248,707	$661,747
Change in Fair Value	(103,260)	(62,177)	(165,437)
Warrant liabilities at September 30, 2023	$309,780	$186,530	$496,310

		Private
	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at December 31, 2021	$4,749,960	$2,348,406	$7,098,366
Change in Fair Value	(3,304,320)	(1,550,042)	(4,854,362)
Warrant liabilities at March 31, 2022	1,445,640	798,364	2,244,004
Issuance of Private warrants	-	232,335	232,335
Change in Fair Value	(413,040)	(222,399)	(635,439)
Warrant liabilities at June 30, 2022	$1,032,600	$808,300	$1,840,900
Change in Fair Value	(103,260)	(205,184)	(308,445)
Warrant liabilities at September 30, 2022	$929,340	$603,117	$1,532,455

	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at February 3, 2021 (inception)	$—	$—	$—
Issuance of public and private placement warrants in connection with IPO	8,900,000	4,177,894	13,077,894
Issuance of public and private placement warrants in connection with partial exercise of overallotment	290,140	89,390	379,530
Change in Fair Value	(4,440,180)	(1,918,878)	(6,359,058)
Warrant liabilities at December 31, 2021	$4,749,960	$2,348,406	$7,098,366
Issuance of Private warrants as part on June 2, 2022	—	232,335	232,335
Change in Fair Value	(4,336,920)	(2,332,034)	(6,668,954)
Warrant liabilities at December 31, 2022	$413,040	$248,707	$661,747

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The key inputs into the modified Black-Scholes model were as follows:

	September 30, 2023	December 31, 2022
Risk-free interest rate	4.50%	3.91%
Expected term (years)	5.09	5.42
Expected volatility	8.1%	5.30%
Stock price	$11.02	$10.54
Strike price	$11.50	$11.50
Dividend yield	0%	0%
Probability of business combination	1.50%	3.00%

The key inputs into the modified Black-Scholes model were as follows:

	June 2,	December 31,	December 31,
	2022	2022	2021
Risk-free interest rate	2.89%	3.91%	1.29%
Expected term (years)	5.50	5.42	5.42
Expected volatility	3.8%	5.3%	11.0%
Stock price	$10.08	10.54	$9.98
Strike price	$11.50	11.50	$11.50
Dividend yield	0%	0%	0%
Probability of business combination	30%	3.0%	70%